Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other Current Liabilities	Note 8 — Other Current Liabilities
	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Accrued expenses	476	615
IIA royalties	94	69
	570	684